MD&A - Risk management and control - Credit Risk (Detail 1) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments	[1]	SFr 883,335		SFr 894,709
Collective loan loss allowances		13		12
Total impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		371		411
Total impaired financial instruments | Gross impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		1,275	[2]	1,235
Total impaired financial instruments | Allowances and provisions
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		(694)	[2]	(653)
Total impaired financial instruments | Estimated liquidation proceeds of collateral
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments	[3]	(210)		(171)
Loans (including amounts due from banks)
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		210		215
Loans (including amounts due from banks) | Gross impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		1,076		975
Loans (including amounts due from banks) | Allowances and provisions
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		(661)		(599)
Loans (including amounts due from banks) | Estimated liquidation proceeds of collateral
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments	[3]	(206)		(161)
Guarantees and loan commitments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		161		195
Guarantees and loan commitments | Gross impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		199		260
Guarantees and loan commitments | Allowances and provisions
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		(33)		(54)
Guarantees and loan commitments | Estimated liquidation proceeds of collateral
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments	[3]	(5)		(10)
Receivables classified under other assets | Gross impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		352
UBS AG
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments	[1]	885,237		895,131
Collective loan loss allowances		13		12
UBS AG | Total impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		371		411
UBS AG | Total impaired financial instruments | Gross impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		1,275	[2]	1,235
UBS AG | Total impaired financial instruments | Allowances and provisions
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		(694)	[2]	(653)
UBS AG | Total impaired financial instruments | Estimated liquidation proceeds of collateral
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments	[3]	(210)		(171)
UBS AG | Loans (including amounts due from banks)
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		210		215
UBS AG | Loans (including amounts due from banks) | Gross impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		1,076		975
UBS AG | Loans (including amounts due from banks) | Allowances and provisions
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		(661)		(599)
UBS AG | Loans (including amounts due from banks) | Estimated liquidation proceeds of collateral
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments	[3]	(206)		(161)
UBS AG | Guarantees and loan commitments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		161		195
UBS AG | Guarantees and loan commitments | Gross impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		199		260
UBS AG | Guarantees and loan commitments | Allowances and provisions
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		(33)		(54)
UBS AG | Guarantees and loan commitments | Estimated liquidation proceeds of collateral
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments	[3]	(5)		SFr (10)
UBS AG | Receivables classified under other assets | Gross impaired financial instruments
Disclosure Of Financial Assets That Are Impaired [Line Items]
Total financial instruments		SFr 352

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]
Includes CHF 13 million in collective loan loss allowances (31 December 2016: CHF 12 million). Does not include exposures within Other assets of CHF 352 million, with associated allowances of CHF 19 million.

[3]	Does not include oil and gas reserves related to reserve-based lending.